Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8. Commitments and Contingencies

The Company’s former Chief Financial Officer has commenced litigation against the Company claiming that the Company owes him $121,630 for his services pursuant to a Services Agreement. The Company has filed a counterclaim against the former Chief Financial Officer for professional negligence, breach of fiduciary duty, and violation of the Florida Securities and Investor Protection Act. The Company cannot evaluate the likelihood of an unfavorable outcome or estimate the amount or range of possible loss that may result from the resolution of these matters.

The Company defaulted in 2005 on a Financing Agreement with a third party, whereby the third party had loaned approximately $325,000 to the Company. The Company has repaid approximately $177,610; however, the remaining balance is no longer accrued as management believes the statute of limitations has expired. A lawsuit was filed in this matter in Washington County, Utah.

Note 7. Commitments and Contingencies

The Company’s former Chief Financial Officer has commenced litigation against the Company claiming that the Company owes him $121,630 for his services pursuant to a Services Agreement. The Company has filed a counterclaim against the former Chief Financial Officer for professional negligence, breach of fiduciary duty, and violation of the Florida Securities and Investor Protection Act. The Company cannot evaluate the likelihood of an unfavorable outcome or estimate the amount or range of possible loss that may result from the resolution of these matters. No amounts have been accrued in the accompanying consolidated financial statements related to this matter.

The Company defaulted in 2005 on a Financing Agreement with a third party, whereby the third party had loaned approximately $325,000 to the Company. The Company has repaid approximately $177,610; however, the remaining balance is no longer accrued as management believes the statute of limitations has expired. A lawsuit was filed in this matter in Washington County, Utah.